Principal Subsidiaries of Shinhan Financial Group Co., Ltd (Detail) (Country of Incorporation - Korea)	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Shinhan Bank
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Investment Corp.
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1],[2]	100.00%	[1],[2]	100.00%	[1],[2]
Shinhan Card Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Capital Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Jeju Bank
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	68.88%	[1]	68.88%	[1]	62.42%	[1]
Shinhan Credit Information Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Private Equity Inc
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Life Insurance. Co
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
SHC Management Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]
Shinhan Data System Co Ltd
Subsidiary, Sale of Stock [Line Items]
Percentage of Ownership	100.00%	[1]	100.00%	[1]	100.00%	[1]

[1]	Direct and indirect ownership are combined. All holdings are in common stock of the respective subsidiaries.
[2]	On August 24, 2009, the former Good Morning Shinhan Securities Co., Ltd. changed its name to "Shinhan Investment Corp.".